Interest Rate Swaps (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount	$ 81,745,406	$ 106,100,000
Fixed rate	LIBOR
Cash flow hedge losses to be reclassified into statement of operations within the next 12 months	297,908
Bank of Scotland Plc - Not Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Dec. 21, 2007
Termination Date	Dec. 21, 2012
Notional amount	0	50,000,000
Fixed rate	5.000%, if 3-month LIBOR is greater than 5.000%, 3-month LIBOR, if 3-month LIBOR is between 3.770% and 5.000%3.770%, if 3-month LIBOR is less than 3.770%
Floating rate	3-month LIBOR
Unicredit Bank AG - Not Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug. 27, 2010
Termination Date	Aug. 27, 2015
Notional amount	45,900,000	56,100,000
Fixed rate	2.465%
Floating rate	3-month LIBOR
Reduction in notional amount	2,550,000
HSBC Bank Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Apr. 10, 2012
Termination Date	Apr. 10, 2017
Notional amount	5,520,000	0
Fixed rate	1.485%
Floating rate	3-month LIBOR
Reduction in notional amount	120,000
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 08, 2012
Termination Date	May 05, 2017
Notional amount	11,062,500	0
Fixed rate	1.22%
Floating rate	3-month LIBOR
Reduction in notional amount	187,500
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 04, 2012
Termination Date	Mar. 31, 2017
Notional amount	6,885,125	0
Fixed rate	1.14%
Floating rate	3-month LIBOR
Reduction in notional amount	120,792
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Jun. 18, 2012
Termination Date	May 04, 2017
Notional amount	6,846,531	0
Fixed rate	1.01%
Floating rate	3-month LIBOR
Reduction in notional amount	120,115
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug. 06, 2012
Termination Date	May 05, 2017
Notional amount	5,531,250	0
Fixed rate	0.98%
Floating rate	3-month LIBOR
Reduction in notional amount	93,750
Total Not Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	45,900,000	106,100,000
Total Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	$ 35,845,406	$ 0